Accrued liabilities and provisions - Litigation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Public Works Contributions, Case
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	$ 223,439	$ 203,160
CTEEP Regulatory Contingency, Case [Member]
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	40,692	27,993
Property and Urban Land Tax (IPTU) CTEEP case
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	23,691
Direct fixing for the damages associated with the hydrocarbon spill case
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	14,245
Administrative processes case
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	11,675
Hydrocarbon easement in a building case
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	11,019	11,019
Open competition for the management of a set of assets transferred case
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	$ 5,774	$ 5,774